CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Millions	Issued capital [member]	Capital reserve [member]	Net Income Reserves [Member]	Retained earnings [member]	Carrying Value Adjustments [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2021	R$ 58,042.5	R$ 55,187.2	R$ 31,191.6		R$ (61,778.3)	R$ 82,643.0	R$ 1,374.6	R$ 84,017.6
IfrsStatementLineItems [Line Items]
Net Income				14,457.9		14,457.9	433.3	14,891.2
Gains/(losses) on cumulative translation adjustment [CTA]					(6,772.2)	(6,772.2)	(91.0)	(6,863.2)
Cash flow hedges					(316.7)	(316.7)	(2.0)	(318.7)
Actuarial gains/(losses)					466.5	466.5	4.2	470.7
Total comprehensive income				14,457.9	(6,622.4)	7,835.5	344.5	8,180.0
Capital increase (note 22)	88.0	(64.3)				23.7		23.7
Effects of the application of IAS 29 (hyperinflation)				3,224.5		3,224.5	9.2	3,233.7
Gains/(losses) of controlling interest					(2.8)	(2.8)	(0.3)	(3.1)
Taxes on deemed dividends					(6.2)	(6.2)		(6.2)
Dividends							(357.4)	(357.4)
Interest on capital				(11,999.8)		(11,999.8)		(11,999.8)
Share buybacks, results from treasury shares, and share-based payments		216.8				216.8	1.6	218.4
Statute-barred /(additional) dividends				20.9		20.9		20.9
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting (note 22)				11.8	(11.8)
Fiscal incentives reserve			2,018.6	(2,018.6)
Investments reserve			3,696.7	(3,696.7)
Ending balance, value at Dec. 31, 2022	58,130.5	55,339.7	36,906.9		(68,421.5)	81,955.6	1,372.2	83,327.8
IfrsStatementLineItems [Line Items]
Net Income				14,501.9		14,501.9	458.5	14,960.4
Gains/(losses) on cumulative translation adjustment [CTA]					(9,212.4)	(9,212.4)	(122.0)	(9,334.4)
Cash flow hedges					(210.8)	(210.8)	(1.3)	(212.1)
Actuarial gains/(losses)					(13.2)	(13.2)	0.7	(12.5)
Total comprehensive income				14,501.9	(9,436.4)	5,065.5	335.9	5,401.4
Capital increase (note 22)	47.4	(32.9)				14.5		14.5
Effects of the application of IAS 29 (hyperinflation)				3,269.4		3,269.4	8.5	3,277.9
Options granted on subsidiaries					6.7	6.7		6.7
Gains/(losses) of controlling interest					(2.6)	(2.6)		(2.6)
Taxes on deemed dividends					(12.4)	(12.4)		(12.4)
Dividends							(543.9)	(543.9)
Interest on capital				(11,500.2)		(11,500.2)		(11,500.2)
Share buybacks, results from treasury shares, and share-based payments		172.8				172.8	1.8	174.6
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting (note 22)				11.8	(11.8)
Fiscal incentives reserve			2,552.7	(2,552.7)
Investments reserve			3,730.2	(3,730.2)
Ending balance, value at Dec. 31, 2023	58,177.9	55,479.6	43,189.8		(77,878.0)	78,969.3	1,174.5	80,143.8
IfrsStatementLineItems [Line Items]
Net Income				14,437.2		14,437.2	409.7	14,846.9
Gains/(losses) on cumulative translation adjustment [CTA]					8,194.7	8,194.7	169.1	8,363.8
Cash flow hedges					551.6	551.6	(0.4)	551.2
Actuarial gains/(losses)					76.9	76.9	0.1	77.0
Total comprehensive income				14,437.2	8,823.2	23,260.4	578.5	23,838.9
Capital increase (note 22)	48.1					48.1		48.1
Effects of the application of IAS 29 (hyperinflation)				6,481.3		6,481.3	12.6	6,493.9
Gains/(losses) of controlling interest		2.0			526.6	528.6	(520.6)	8.0
Taxes on deemed dividends					(17.3)	(17.3)		(17.3)
Dividends				(6,653.2)		(6,653.2)	(308.0)	(6,961.2)
Interest on capital				(3,852.2)		(3,852.2)		(3,852.2)
Share buybacks, results from treasury shares, and share-based payments		(145.2)				(145.2)	1.4	(143.8)
Statute-barred /(additional) dividends				22.2		22.2		22.2
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting (note 22)				11.8	(11.8)
Fiscal incentives reserve			108.1	(108.1)
Investments reserve			10,339.1	(10,339.0)		0.1		0.1
Ending balance, value at Dec. 31, 2024	R$ 58,226.0	R$ 55,336.4	R$ 53,637.0		R$ (68,557.3)	R$ 98,642.1	R$ 938.4	R$ 99,580.5